Commitments and Contingencies (Details)				1 Months Ended			12 Months Ended
	Oct. 31, 2024 USD ($)	May 31, 2024 CNY (¥)	May 31, 2024 USD ($)	May 31, 2024 CNY (¥)	May 31, 2024 USD ($)	Feb. 29, 2024 shares	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2018 CNY (¥)
Commitments and Contingencies [Line Items]
Value in excess (in Dollars) | $	$ 50,000
Aggregate amount of payment				¥ 919,000,000	$ 128,000,000
Research and development services | $					28,000,000
Other fees				721,000,000	$ 101,000,000			$ 73,000,000
Aggregate to repay							¥ 723,000,000	101,000,000
Total of freezing funds		¥ 919,000,000	$ 128,000,000
Actual frozen amount		¥ 919,000,000	$ 128,000,000
Repay amount | $								8,000,000
Sought an arbitration award | $								12,000,000
China [Member]
Commitments and Contingencies [Line Items]
Other fees							525,000,000
Hebei Defense Biological Products Supply Center [Member]
Commitments and Contingencies [Line Items]
Payment amount									¥ 2,465,807
Compensation received									1,636,755
Balance compensation									¥ 829,052
Research and development services				¥ 198,000,000
Hebei Defense Biological Products Supply Center [Member] | China [Member]
Commitments and Contingencies [Line Items]
Research and development services							198,000,000
Hebei Defense Biological Products Supply Center [Member] | United States [Member]
Commitments and Contingencies [Line Items]
Research and development services | $								$ 28,000,000
Kaifeng Arbitration [Member]
Commitments and Contingencies [Line Items]
Sought an arbitration award							83,000,000
Kaifeng Arbitration [Member] | Beijing Yisheng [Member]
Commitments and Contingencies [Line Items]
Repay amount							¥ 59,000,000
Common Stock [Member]
Commitments and Contingencies [Line Items]
Share issued (in Shares) | shares						95,269,762